Financial risk management and impairment of financial assets - Credit risk and impairment (Details) £ in Thousands, $ in Thousands	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 GBP (£)	Jun. 30, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Financial risk management and impairment of financial assets
Cash and cash equivalents	£ 22,556		£ 42,806	£ 66,786	£ 48,680	£ 62,927	£ 212,660
Restricted cash in relation to rent guarantees
Financial risk management and impairment of financial assets
Restricted cash	1,700				1,700
Restricted cash included in cash at bank in order to satisfy certain covenants
Financial risk management and impairment of financial assets
Cash at bank held to satisfy covenant under contract	7,981				7,845
USD
Financial risk management and impairment of financial assets
Balances with banks | $		$ 8,263
Credit risk
Financial risk management and impairment of financial assets
Maximum exposure to credit risk	632				875
Credit risk | Trade receivables | Accumulated impairment
Financial risk management and impairment of financial assets
loss allowance	£ 0				£ 0